Related Parties Transactions (Details) - Schedule of Due From Related Parties - Non Current - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for expected credit losses accounts	$ (839,983)	$ (839,983)
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current		839,983	$ 752,655
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current		113,516	112,822
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current		953,499	865,477
Net		$ 113,516	$ 865,477